Private Placements of Common Stock and Warrants - Assumptions used in Estimating Fair Value (Details) - Level 3 Inputs	May 31, 2024 Y $ / shares	May 31, 2023 $ / shares Y	Jun. 24, 2022 $ / shares Y
Fair value of underlying stock | Placement Agent Warrants
Fair Value Measurement Inputs and Valuation Techniques
Derivative liability | $ / shares		0.26
Fair value of underlying stock | Equity Classified Placement Agent Warrants
Fair Value Measurement Inputs and Valuation Techniques
Derivative liability | $ / shares	0.52
Fair value of underlying stock | Equity Classified April Placement Warrants
Fair Value Measurement Inputs and Valuation Techniques
Derivative liability | $ / shares	0.27
Fair value of underlying stock | Liability Classified Placement Agent Warrants
Fair Value Measurement Inputs and Valuation Techniques
Derivative liability | $ / shares			0.44
Fair value of underlying stock | Liability Classified November Placement Agent Warrants
Fair Value Measurement Inputs and Valuation Techniques
Derivative liability | $ / shares			0.18
Fair value of underlying stock | Equity Classification November Placement Agent Conversion Warrants
Fair Value Measurement Inputs and Valuation Techniques
Derivative liability | $ / shares	0.30
Fair value of underlying stock | Liability Classification July Note Conversion Warrants
Fair Value Measurement Inputs and Valuation Techniques
Derivative liability | $ / shares			0.21
Fair value of underlying stock | Liability Classification December Note Conversion Warrants
Fair Value Measurement Inputs and Valuation Techniques
Derivative liability | $ / shares			0.20
Fair value of underlying stock | Equity Classification July Note Conversion Warrants
Fair Value Measurement Inputs and Valuation Techniques
Derivative liability | $ / shares	0.17
Fair value of underlying stock | Equity Classification December Note Conversion Warrants
Fair Value Measurement Inputs and Valuation Techniques
Derivative liability | $ / shares	0.15
Fair value of underlying stock | Liability Classification Back Stop Warrant One
Fair Value Measurement Inputs and Valuation Techniques
Derivative liability | $ / shares			0.44
Fair value of underlying stock | Equity Classification Back Stop Warrant One
Fair Value Measurement Inputs and Valuation Techniques
Derivative liability | $ / shares	0.52
Fair value of underlying stock | Liability Classification Back Stop Warrant Two
Fair Value Measurement Inputs and Valuation Techniques
Derivative liability | $ / shares			0.42
Fair value of underlying stock | Equity Classification Back Stop Warrant Two
Fair Value Measurement Inputs and Valuation Techniques
Derivative liability | $ / shares	0.52
Fair value of underlying stock | Liability Classification Back Stop Warrant Three
Fair Value Measurement Inputs and Valuation Techniques
Derivative liability | $ / shares			0.35
Fair value of underlying stock | Equity Classification Back Stop Warrant Three
Fair Value Measurement Inputs and Valuation Techniques
Derivative liability | $ / shares	0.32
Risk free rate | Placement Agent Warrants
Fair Value Measurement Inputs and Valuation Techniques
Derivative liability		0.0364
Risk free rate | Equity Classified Placement Agent Warrants
Fair Value Measurement Inputs and Valuation Techniques
Derivative liability	0.0316
Risk free rate | Equity Classified April Placement Warrants
Fair Value Measurement Inputs and Valuation Techniques
Derivative liability	0.0374
Risk free rate | Liability Classified Placement Agent Warrants
Fair Value Measurement Inputs and Valuation Techniques
Derivative liability			0.0313
Risk free rate | Liability Classified November Placement Agent Warrants
Fair Value Measurement Inputs and Valuation Techniques
Derivative liability			0.0442
Risk free rate | Equity Classification November Placement Agent Conversion Warrants
Fair Value Measurement Inputs and Valuation Techniques
Derivative liability	0.0414
Risk free rate | Liability Classification July Note Conversion Warrants
Fair Value Measurement Inputs and Valuation Techniques
Derivative liability			0.0418
Risk free rate | Liability Classification December Note Conversion Warrants
Fair Value Measurement Inputs and Valuation Techniques
Derivative liability			0.0384
Risk free rate | Equity Classification July Note Conversion Warrants
Fair Value Measurement Inputs and Valuation Techniques
Derivative liability	0.0481
Risk free rate | Equity Classification December Note Conversion Warrants
Fair Value Measurement Inputs and Valuation Techniques
Derivative liability	0.0448
Risk free rate | Liability Classification Back Stop Warrant One
Fair Value Measurement Inputs and Valuation Techniques
Derivative liability			0.0317
Risk free rate | Equity Classification Back Stop Warrant One
Fair Value Measurement Inputs and Valuation Techniques
Derivative liability	0.0334
Risk free rate | Liability Classification Back Stop Warrant Two
Fair Value Measurement Inputs and Valuation Techniques
Derivative liability			0.0306
Risk free rate | Equity Classification Back Stop Warrant Two
Fair Value Measurement Inputs and Valuation Techniques
Derivative liability	0.0331
Risk free rate | Liability Classification Back Stop Warrant Three
Fair Value Measurement Inputs and Valuation Techniques
Derivative liability			0.0368
Risk free rate | Equity Classification Back Stop Warrant Three
Fair Value Measurement Inputs and Valuation Techniques
Derivative liability	0.0418
Expected term (in years) | Placement Agent Warrants
Fair Value Measurement Inputs and Valuation Techniques
Derivative liability | Y		10.00
Expected term (in years) | Equity Classified Placement Agent Warrants
Fair Value Measurement Inputs and Valuation Techniques
Derivative liability | Y	9.82
Expected term (in years) | Equity Classified April Placement Warrants
Fair Value Measurement Inputs and Valuation Techniques
Derivative liability | Y	10.00
Expected term (in years) | Liability Classified Placement Agent Warrants
Fair Value Measurement Inputs and Valuation Techniques
Derivative liability | Y			10.00
Expected term (in years) | Liability Classified November Placement Agent Warrants
Fair Value Measurement Inputs and Valuation Techniques
Derivative liability | Y			10.00
Expected term (in years) | Equity Classification November Placement Agent Conversion Warrants
Fair Value Measurement Inputs and Valuation Techniques
Derivative liability | Y	10.00
Expected term (in years) | Liability Classification July Note Conversion Warrants
Fair Value Measurement Inputs and Valuation Techniques
Derivative liability | Y			5.00
Expected term (in years) | Liability Classification December Note Conversion Warrants
Fair Value Measurement Inputs and Valuation Techniques
Derivative liability | Y			5.00
Expected term (in years) | Equity Classification July Note Conversion Warrants
Fair Value Measurement Inputs and Valuation Techniques
Derivative liability | Y	5.00
Expected term (in years) | Equity Classification December Note Conversion Warrants
Fair Value Measurement Inputs and Valuation Techniques
Derivative liability | Y	5.00
Expected term (in years) | Liability Classification Back Stop Warrant One
Fair Value Measurement Inputs and Valuation Techniques
Derivative liability | Y			4.65
Expected term (in years) | Equity Classification Back Stop Warrant One
Fair Value Measurement Inputs and Valuation Techniques
Derivative liability | Y	4.46
Expected term (in years) | Liability Classification Back Stop Warrant Two
Fair Value Measurement Inputs and Valuation Techniques
Derivative liability | Y			5.00
Expected term (in years) | Equity Classification Back Stop Warrant Two
Fair Value Measurement Inputs and Valuation Techniques
Derivative liability | Y	4.88
Expected term (in years) | Liability Classification Back Stop Warrant Three
Fair Value Measurement Inputs and Valuation Techniques
Derivative liability | Y			5.00
Expected term (in years) | Equity Classification Back Stop Warrant Three
Fair Value Measurement Inputs and Valuation Techniques
Derivative liability | Y	4.76
Stock price volatility | Placement Agent Warrants
Fair Value Measurement Inputs and Valuation Techniques
Derivative liability		0.9790
Stock price volatility | Equity Classified Placement Agent Warrants
Fair Value Measurement Inputs and Valuation Techniques
Derivative liability	0.9587
Stock price volatility | Equity Classified April Placement Warrants
Fair Value Measurement Inputs and Valuation Techniques
Derivative liability	0.9745
Stock price volatility | Liability Classified Placement Agent Warrants
Fair Value Measurement Inputs and Valuation Techniques
Derivative liability			0.9599
Stock price volatility | Liability Classified November Placement Agent Warrants
Fair Value Measurement Inputs and Valuation Techniques
Derivative liability			0.9582
Stock price volatility | Equity Classification November Placement Agent Conversion Warrants
Fair Value Measurement Inputs and Valuation Techniques
Derivative liability	0.9618
Stock price volatility | Liability Classification July Note Conversion Warrants
Fair Value Measurement Inputs and Valuation Techniques
Derivative liability			1.2455
Stock price volatility | Liability Classification December Note Conversion Warrants
Fair Value Measurement Inputs and Valuation Techniques
Derivative liability			1.2425
Stock price volatility | Equity Classification July Note Conversion Warrants
Fair Value Measurement Inputs and Valuation Techniques
Derivative liability	1.2470
Stock price volatility | Equity Classification December Note Conversion Warrants
Fair Value Measurement Inputs and Valuation Techniques
Derivative liability	1.2404
Stock price volatility | Liability Classification Back Stop Warrant One
Fair Value Measurement Inputs and Valuation Techniques
Derivative liability			1.1020
Stock price volatility | Equity Classification Back Stop Warrant One
Fair Value Measurement Inputs and Valuation Techniques
Derivative liability	1.1729
Stock price volatility | Liability Classification Back Stop Warrant Two
Fair Value Measurement Inputs and Valuation Techniques
Derivative liability			1.0949
Stock price volatility | Equity Classification Back Stop Warrant Two
Fair Value Measurement Inputs and Valuation Techniques
Derivative liability	1.1359
Stock price volatility | Liability Classification Back Stop Warrant Three
Fair Value Measurement Inputs and Valuation Techniques
Derivative liability			1.2436
Stock price volatility | Equity Classification Back Stop Warrant Three
Fair Value Measurement Inputs and Valuation Techniques
Derivative liability	1.2667
Expected dividend yield | Placement Agent Warrants
Fair Value Measurement Inputs and Valuation Techniques
Derivative liability		0.0000
Expected dividend yield | Equity Classified Placement Agent Warrants
Fair Value Measurement Inputs and Valuation Techniques
Derivative liability	0.0000
Expected dividend yield | Equity Classified April Placement Warrants
Fair Value Measurement Inputs and Valuation Techniques
Derivative liability	0.0000
Expected dividend yield | Liability Classified Placement Agent Warrants
Fair Value Measurement Inputs and Valuation Techniques
Derivative liability			0.0000
Expected dividend yield | Liability Classified November Placement Agent Warrants
Fair Value Measurement Inputs and Valuation Techniques
Derivative liability			0.0000
Expected dividend yield | Equity Classification November Placement Agent Conversion Warrants
Fair Value Measurement Inputs and Valuation Techniques
Derivative liability	0.0000
Expected dividend yield | Liability Classification July Note Conversion Warrants
Fair Value Measurement Inputs and Valuation Techniques
Derivative liability			0.0000
Expected dividend yield | Liability Classification December Note Conversion Warrants
Fair Value Measurement Inputs and Valuation Techniques
Derivative liability			0.0000
Expected dividend yield | Equity Classification July Note Conversion Warrants
Fair Value Measurement Inputs and Valuation Techniques
Derivative liability	0.0000
Expected dividend yield | Equity Classification December Note Conversion Warrants
Fair Value Measurement Inputs and Valuation Techniques
Derivative liability	0.0000
Expected dividend yield | Liability Classification Back Stop Warrant One
Fair Value Measurement Inputs and Valuation Techniques
Derivative liability			0.0000
Expected dividend yield | Equity Classification Back Stop Warrant One
Fair Value Measurement Inputs and Valuation Techniques
Derivative liability	0.0000
Expected dividend yield | Liability Classification Back Stop Warrant Two
Fair Value Measurement Inputs and Valuation Techniques
Derivative liability			0.0000
Expected dividend yield | Equity Classification Back Stop Warrant Two
Fair Value Measurement Inputs and Valuation Techniques
Derivative liability	0.0000
Expected dividend yield | Liability Classification Back Stop Warrant Three
Fair Value Measurement Inputs and Valuation Techniques
Derivative liability			0.0000
Expected dividend yield | Equity Classification Back Stop Warrant Three
Fair Value Measurement Inputs and Valuation Techniques
Derivative liability	0.0000